UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		8 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Revenues:
Service revenues	$ 816,016	$ 785,285
Consulting revenues (related party)	0	100,000
Total revenues	816,016	885,285
Cost of revenues:
Cost of revenues	410,650	410,149
Total cost of revenues	410,650	410,149
Gross profit	405,366	475,136
Operating expenses
Selling and marketing	121,427	112,859
General and administrative	573,539	508,902	$ (238)
Research and development	6,307	18,492
Total operating expenses	701,273	640,253	(238)
(Loss) from operations	(295,907)	(165,117)
Interest and other expense	(1,300)	(1,972)
(Loss) before provision for income taxes	(297,207)	(167,089)
Provision for income taxes	0	0
Net (loss)	$ (297,207)	$ (167,089)	$ (238)
Basic and Diluted net loss per common share-Class B			$ (2.38)
Weighted average number of Class B common shares outstanding - Basic and Diluted			100
Class A [Member]
Operating expenses
Basic and Diluted net loss per common share-Class B	$ (32,779)	$ (18,492)
Weighted average number of Class B common shares outstanding - Basic and Diluted	1,000,000	1,000,000
Weighted average shares outstanding-Class A Common Stock*	6,535,014	6,535,014
Basic and diluted net income per share-Class A Common Stock*	$ (214,214)	$ (120,846)
Class B [Member]
Operating expenses
Weighted average shares outstanding-Class A Common Stock*	1,531,864	1,500,662
Basic and diluted net income per share-Class B Common Stock*	$ (50,214)	$ (27,750)